Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WASATCH FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Jan. 31, 2020
Wasatch International Select Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WASATCH INTERNATIONAL SELECT FUND® — SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy, sell or hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). Higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover is not available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimates for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invested $10,000 in the applicable class of the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The example also assumes that your investment had a 5% return each year and that operating expenses (as a percentage of net assets) of the Fund remained the same. This example reflects contractual fee waivers and reimbursements through January 31, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in foreign companies of all market capitalizations.

Under normal market conditions, we will invest the Fund’s assets primarily in the equity securities, typically common stock, issued by companies tied economically to foreign developed markets, which are those countries included in the MSCI EAFE Index at the time of purchase, excluding the United States. Under normal market conditions, the Fund will allocate its assets among at least five countries included in the Morgan Stanley Capital International (MSCI) EAFE Index, excluding the United States. We will generally consider a company to be tied economically to one or more foreign countries when it is listed on a foreign exchange or, regardless of where it is listed, is legally domiciled in a foreign country, has at least 50% of its assets in a foreign country, or derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services provided in one or more foreign countries.

We travel extensively outside the U.S. to visit companies and expect to meet with senior management. We use a process of quantitative screening followed by “bottom-up” fundamental analysis to identify individual companies that we believe have above average revenue and earnings growth potential.

We do not use allocation models to restrict the Fund’s investments to certain regions, countries or industries.

The Fund may invest a large percentage of its assets (greater than 5%) in a few sectors, including health care, information technology, industrials, consumer staples, and consumer discretionary.

The Fund may invest a large percentage of its assets in a particular region or market, including Asia, India, Japan, Europe, and the United Kingdom.

At times, we may invest in early stage companies, which are companies that may be unproven and that may have limited or no earnings history, if we believe they have outstanding long term growth potential.

The Fund is classified as a non-diversified mutual fund, which means that the Fund may invest a larger percentage of its assets in the securities of a small number of issuers than a diversified fund.

The Fund typically seeks to sell a security when the issuing company becomes overvalued relative to our analysis of its intrinsic long-term value.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund may invest a large percentage of its assets (greater than 5%) in a few sectors, including health care, information technology, industrials, consumer staples, and consumer discretionary.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

The Fund is subject to the following principal investment risks:

Stock Market Risk. The Fund’s investments may decline in value due to movements in the overall stock market.

Stock Selection Risk. The investment techniques and risk analysis employed by the Advisor may not produce the desired results. This could cause the Fund to lose value even when the overall stock market is not in a general decline, or could cause the Fund’s investment results to lag its performance benchmark or other funds with similar benchmarks.

Equity Securities Risk. Equity securities represent ownership in a company. They may be traded (bought or sold) on a securities exchange or stock market. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equity securities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies in which the Fund invests declines or if overall market and economic conditions deteriorate. The value of equity securities may also decline due to factors that affect a particular industry or industries such as labor shortages, an increase in production costs and changes in competitive conditions within an industry. In addition, the value of equity securities may decline due to general market conditions not specifically related to a company or industry such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, changes in government regulations, or generally adverse investor sentiment. Certain equity securities may be less liquid, meaning that they may be difficult to sell at a time or price that is desirable, than other types of securities, or they may be illiquid. Some securities exchanges or stock markets may also be less liquid or illiquid due to low trading volume.

Foreign Securities Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investments in U.S. securities. Differences in the economic and political environment, the amount of available public information, the amount of taxation, limitations on the use or transfer of Fund assets, the degree of market regulation, settlement practices, the potential for permanent or temporary termination of trading, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates, can have a significant effect on the value of a foreign security. Additionally, certain countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such capital controls can also have a significant effect on the value of the Fund’s holdings.

Europe and United Kingdom Risk. The value of the Fund’s assets may be adversely affected by, among other things, the social, political, regulatory, economic and other events or conditions affecting Europe and the United Kingdom (“U.K.”). Many countries in Europe are member states of the European Union (“EU”) and will be significantly affected by the fiscal and monetary controls of the EU. Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the Euro and recessions or defaults or threats of defaults among European countries may have a significant adverse effect on the economies of other European countries. The European financial markets have experienced significant volatility, and several European countries have been adversely affected by unemployment, budget deficits and economic downturns. In addition, one or more countries may abandon the Euro and/or withdraw from the EU creating continuing uncertainty in the currency and financial markets generally. In this regard, the U.K. has commenced the official withdrawal process from the EU commonly referred to as “Brexit.” The uncertainty of Brexit could have a significant impact on the business and financial results of companies in the U.K. and other European countries. For example, Brexit could cause market and currency volatility, economic uncertainty, labor disruptions, political instability and uncertainty, and regulatory uncertainty for companies operating in the U.K. but that rely on cross-border labor and trade. During this period of political, legal and commercial uncertainty, the negative impact on not only the U.K. and European economies, but the broader global economy, could be significant, especially if the U.K. leaves the EU without agreements on trade, finance and other key elements, often called a “hard Brexit.” These uncertainties could potentially result in increased market volatility and illiquidity and lower economic growth for companies that rely significantly on the U.K. or on Europe for their business activities and revenues.

Asia Region Risk. The value of the Fund’s assets may be adversely affected by, among other things, political, economic, social and religious instability, inadequate investor protection, accounting standards and practices, changes in laws or regulations of countries within the Asia region, relations with other nations, natural disasters, corruption, civil unrest, and military activity. Countries in the Asia region, particularly China, Japan and South Korea, may be adversely affected by disputes with many of their neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as the rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies. Asian economies and companies could be affected if global economic conditions deteriorate as a result of political instability and uncertainty. In addition, international trade could be affected by politically motivated actions in the U.S. and Europe, and by increased tensions with other nations.

Indian Market and Region Risk. Government actions, bureaucratic obstacles and inconsistent economic and tax reform policies within the Indian government have had a significant effect on the economy and could adversely affect market conditions, deter economic growth and reduce the profitability of private enterprises. Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. Large portions of many Indian companies remain in the hands of their founders (including members of their families). Family-controlled companies may have weaker and less transparent corporate governance, which increases the potential for loss and unequal treatment of investors. India experiences many of the market risks associated with developing economies, including relatively low levels of liquidity, which may result in extreme volatility in the prices of Indian securities. Religious, cultural and military disputes persist in India, and between India and Pakistan (as well as sectarian groups within each country). The threat of aggression in the region could hinder development of the Indian economy, and escalating tensions could impact the broader region, including China.

Japan Risk. The Japanese economy has only recently emerged from a prolonged economic downturn. The Japanese economy may be subject to considerable economic, political and social instability, which could have a negative impact on Japanese securities. Since the year 2000, Japan’s economic growth rate has remained relatively low compared to other advanced economies, and it may remain low in the future. The economy is characterized by an aging and declining population, large government debt and a highly regulated labor market. Economic growth is dependent on domestic consumption, deregulation and consistent government policy. International trade, particularly with the U.S., also impacts growth. Adverse conditions affecting the economies of the U.S. and Japan’s other trading partners may also affect Japan. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political or social instability in those countries (whether resulting from local or global events). In addition, Japan is subject to the risk of natural disasters such as earthquakes, volcanic eruptions, typhoons and tsunamis, which could negatively affect the Fund.

Small Company Stock Risk. Small-cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of small-cap companies may therefore be more volatile and the ability to sell these stocks at a desirable time or price may be more limited.

Growth Stock Risk. Growth stock prices may be more sensitive to changes in companies’ current or expected earnings than the prices of other stocks, and growth stock prices may fall or may not appreciate in step with the broader securities markets.

Liquidity Risk. The trading market for a particular security or type of security in which the Fund invests may be significantly less liquid than developed or even emerging markets, and there may be little or no trading volume for a period of time for a particular security. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities quickly at a desired price when necessary to meet the Fund’s liquidity needs or in response to a specific economic event. It may be difficult at times to sell such securities at any price, which could impact not only the daily net asset value (NAV) of the Fund, but also the composition of the portfolio if other securities must be sold to meet the Fund’s liquidity needs. Additionally, market quotations for such securities may be volatile affecting the daily NAV of the Fund.

Sector and Industry Weightings Risk. To the extent the Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector, including the sectors described below. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of securities in those sectors. The Fund may also from time to time make significant investments in an industry or industries within a particular sector. The industries that constitute a sector may all react in the same way to economic, political or regulatory events. Adverse conditions in such industry or industries could have a correspondingly adverse effect on the financial condition of issuers. These conditions may cause the value of the Fund’s shares to fluctuate more than the values of shares of funds that invest in a greater variety of investments.

Consumer Discretionary Sector Risk. The consumer discretionary sector includes companies in industries such as consumer services, household durables, leisure products, textiles, apparel and luxury goods, hotels, restaurants, retailing, e-commerce, and automobiles. Companies in the consumer discretionary sector may be significantly impacted by the performance of the overall domestic and global economy and interest rates. The consumer discretionary sector relies heavily on disposable household income and spending. Companies in this sector may be subject to severe competition, which may have an adverse impact on their respective profitability. The retail industry can be significantly affected by changes in demographics and consumer tastes, which can also affect the demand for, and success of, consumer products and services in the marketplace. The automotive industry is highly cyclical and can be significantly affected by labor relations and fluctuating component prices.

Consumer Staples Sector Risk. The consumer staples sector includes companies in the food and staples retailing, food, beverage and tobacco, and household and personal products industry groups. Companies in the consumer staples sector may be affected by demographics and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, changes in consumer demands, the performance of the overall domestic and global economy, interest rates, consumer confidence and spending, and changes in commodity prices. Consumer staples companies may be subject to government regulations that may affect the permissibility of using various food additives and production methods. Tobacco companies may be adversely affected by regulation, legislation and/or litigation.

Health Care Sector Risk. The health care sector includes companies in the health care equipment and services, and pharmaceuticals, biotechnology and life sciences industry groups. Health care companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete. Many health care companies are also subject to significant government regulation and may be affected by changes in government policies. Companies in the pharmaceuticals, biotechnology and life sciences industry group in particular are heavily dependent on patent protection, and the expiration of patents may adversely affect the profitability of such companies. These companies are also subject to extensive litigation based on product liability and other similar claims. Many new products are subject to government approval and the process of obtaining government approval can be long and costly, and even approved products are susceptible to obsolescence. These companies are also subject to competitive forces that may make it difficult to increase prices, or that may lead to price reductions.

Industrials Sector Risk. The industrials sector includes companies in the capital goods, commercial and professional services and transportation industry groups, including companies engaged in the business of human capital management, business research and consulting, air freight and logistics, airlines, maritime shipping and transportation, railroads and trucking, transportation infrastructure, and aerospace and defense. Companies in the industrials sector can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and government regulation and spending, import controls, commodity prices, and worldwide competition. Changes in the economy, fuel prices, labor agreements, and insurance costs may result in occasional sharp price movements in transportation securities. Aerospace and defense companies rely, to a significant extent, on government demand for their products and services. The financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by government defense spending policies.

Information Technology Sector Risk. The information technology sector includes companies in the software and services, technology hardware and equipment, and semiconductors and semiconductor equipment industry groups. Companies in the information technology sector are subject to rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. Stocks of companies in the information technology sector, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technological developments, fixed rate pricing, and the ability to retain skilled employees can significantly affect the industries in the information technology sector. Additionally, success in the internet services and infrastructure industry is subject to continued demand for internet services.

Early Stage Companies Risk. Early stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early stage companies may be illiquid, privately traded, and more volatile and speculative than the securities of larger companies.

Non-Diversification Risk. The Fund can invest a larger portion of its assets in the stocks of a limited number of companies than a diversified fund, which means it may have more exposure to the price movements of a single security or small group of securities than funds that diversify their investments among many companies.
Risk Lose Money [Text]	rr_RiskLoseMoney	All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund can invest a larger portion of its assets in the stocks of a limited number of companies than a diversified fund, which means it may have more exposure to the price movements of a single security or small group of securities than funds that diversify their investments among many companies.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HISTORICAL PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Ordinarily, this section of the prospectus contains information that would allow you to evaluate the Fund’s performance using several different measures such as yearly changes in performance, best and worst quarterly returns and average annual total returns before and after taxes compared to a relevant benchmark. However, the Fund commenced operations on October 1, 2019 and as such does not have a full calendar year of performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	However, the Fund commenced operations on October 1, 2019 and as such does not have a full calendar year of performance.
Wasatch International Select Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fee	rr_ManagementFeesOverAssets	0.80%
Other Expenses	rr_OtherExpensesOverAssets	1.23%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.30%	[2]
1 Year	rr_ExpenseExampleYear01	$ 132
3 Years	rr_ExpenseExampleYear03	$ 412
Wasatch International Select Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fee	rr_ManagementFeesOverAssets	0.80%
Other Expenses	rr_OtherExpensesOverAssets	0.99%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.89%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.90%	[2]
1 Year	rr_ExpenseExampleYear01	$ 92
3 Years	rr_ExpenseExampleYear03	$ 287

[1]	Other Expenses are based on estimates for the current fiscal year.
[2]	Wasatch Advisors, Inc., doing business as Wasatch Global Investors (Advisor), the Fund’s investment advisor, has contractually agreed to reimburse the Investor Class shares and Institutional Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 1.30% and 0.90%, respectively, of average daily net assets until at least January 31, 2021 (excluding interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs, acquired fund fees and expenses, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of business). The Fund may only make repayments to the Advisor for amounts reimbursed if such repayment does not cause the Fund’s expense ratio, after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived; and (ii) the Fund’s current expense cap. The Board of Trustees is the only party that can terminate the contractual limitation prior to the contract’s expiration. The Advisor can rescind the contractual limitation on expenses at any time after its expiration date. Shareholder expenses will increase if the Advisor does not renew the contractual expense cap after its expiration date.